Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 282,946	$ 288,310
Less accumulated depreciation		(75,917)	(66,987)
Property, Plant and Equipment, Net Before Construction and Development In Progress		207,029	221,323
Construction in progress		8,938	17,396
Property, Plant and Equipment, Net	$ 215,242	215,967	238,719
Buildings and Improvements
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Gross		147,519	139,223
Land
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Gross		31,073	46,632
Machinery and Equipment
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Gross		81,807	77,676
Cooperage
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Gross		11,078	10,165
Vineyards
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Gross		9,960	12,860
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 1,509	$ 1,754